SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza Five

Jersey City, NJ 07311-4992

July 9, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Income Funds (File Nos. 033-06502/ 811-04708)
SunAmerica	Senior Floating Rate Fund, Inc. (File Nos. 333-32798/ 811-08727)

Dear Sir or Madam:

On behalf of the SunAmerica High Yield Bond Fund, a series of the SunAmerica Income Funds, and the SunAmerica Senior Floating Rate Fund, Inc. (each, a “Fund” and collectively, the “Funds”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, and Rule 20a-1 of the Investment Company Act of 1940, as amended, we hereby transmit for filing a preliminary proxy statement and form of proxy in connection with a Special Joint Meeting of Shareholders of the Funds that is scheduled to be held on September 15, 2009 (the “Special Meeting”).

The purpose of the Special Meeting is to request that shareholders of each Fund approve: (1) a new subadvisory agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and Wellington Management Company, LLP; and (2) the operation of the Fund in a manner consistent the Manager of Managers Order, as described in the proxy statement.

It is anticipated that the proxy materials will be sent to shareholders on or about July 22, 2009.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (201) 324-6369.

Very truly yours,

/s/ Kathleen D. Fuentes
Kathleen D. Fuentes

Enclosure